Loans and borrowings - Summary of Maturities of Loans and borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	$ 1,444,303	$ 1,425,633
2023 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	142,484
2024 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	201,979
2025 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	202,978
2026 [Member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	361,455
2027 [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	101,387
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Loans and borrowings maturity	$ 434,020